Contracted concessional assets (Tables)	12 Months Ended
Dec. 31, 2019
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
a)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2019:

Cost

Total as of January 1, 2019	10,475,828
Additions	1,431
Subtractions	(23,186)
Change in the scope of the consolidated financial statements (Note 5)	28,738
Translation differences	(81,941)
Reclassification and other movements	(16,273)
Total as of December 31, 2019	10,384,597

Accumulated amortization

Total as of January 1, 2019	(1,926,647)
Additions	(310,755)
Translation differences	15,778
Reclassification and other movements	(1,844)
Total accum. amort. as of December 31, 2019	(2,223,468)
Net balance at December 31, 2019	8,161,129

b)	The following table shows the movements of contracted concessional assets included in the heading “Contracted Concessional assets” for 2018:

Cost

Total as of January 1, 2018	10,633,769
Additions	10,463
Application of IFRS 16 – Leases effective January 1, 2018	62,982
Subtractions	(92,814)
Change in the scope of the consolidated financial statements (Note 5)	170,040
Translation differences	(280,680)
Reclassification and other movements	(27,932)
Total as of December 31, 2018	10,475,828

Accumulated amortization

Total as of January 1, 2018	(1,549,499)
Application of IFRS9 - Expected Credit Losses effective January 1, 2018	(53,048)
Additions	(362,697)
Change in the scope of the consolidated financial statements (Note 5)	(14,131)
Translation differences	52,728
Total accum. amort. as of December 31, 2018	(1,926,647)
Net balance at December 31, 2018	8,549,181